Other Financial Assets and Liabilities - Schedule of Other Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Financial assets at amortized cost	₩ 1,476,527	₩ 962,653
Financial assets at fair value through profit or loss	774,557	1,029,926
Financial assets at fair value through other comprehensive income	2,423,277	1,665,368
Derivatives used for hedging	315,537	445,471
Less: Non-current	(3,362,916)	(2,759,170)
Other financial assets	1,626,982	1,344,248
Other financial liabilities
Financial liabilities at amortized cost	999,020	942,135
Financial liabilities at fair value through profit or loss	105,810	132,011
Derivatives used for hedging	13,862	3
Less: Non-current	(592,599)	(722,517)
Other financial liabilities	526,093	351,632
Korea Software Financial Cooperative
Other financial liabilities
Available-for-sale financial assets investment amount	10,695	10,511
Ustream Inc.
Other financial liabilities
Proceeds from the disposal of subsidiary	₩ 118,946	₩ 97,913